Annual Fund Operating Expenses - Invesco Rochester AMT-Free New York Municipal Fund	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.12%
Interest	0.12%
Total Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.97%
Class C
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Interest	0.12%
Total Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.73%
Class Y
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Interest	0.12%
Total Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.73%
Class R6
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Interest	0.12%
Total Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.71%